Condensed Parent Company Financial Information (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 865	$ 402	$ 1,185	$ 1,394	$ 1,500	$ 1,378	$ 1,336	$ 1,307	$ 3,846	$ 5,521	$ 5,917
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization									938	909	659
Loss on disposal of premises										176	49
(Increase) decrease in other assets									(519)	(354)	1,613
Net cash provided by operating activities									5,860	6,613	6,887
Payment for acquisition									(24,660)
Proceeeds from sale of premises										315
Net cash provided by (used in) investing activities									(39,865)	(35,873)	30,744
Cash flows from financing activities:
Proceeds from other borrowings									57,148	18,774	2,118
Purchase of treasury stock										(833)	(927)
Proceeds from sale of treasury shares									27	18	14
Cash dividends paid									(1,569)	(1,446)	(1,200)
Net cash provided by (used in) financing activities									47,093	20,524	(47,063)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									13,088	(8,736)	(9,432)
At beginning of year				14,186				22,922	14,186	22,922	32,355
At end of year	27,274				14,186				27,274	14,186	22,922
Parent Company [Member]
Cash flows from operating activities:
Net income									3,846	5,521	5,917
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary									23,319	(3,649)	(3,494)
Depreciation and amortization									34	39	59
Loss on disposal of premises										91
(Increase) decrease in other assets									(945)	17	(53)
Increase (decrease) in other liabilities									14	32	(101)
Net cash provided by operating activities									26,268	2,051	2,328
Payment for acquisition									(30,752)
Proceeeds from sale of premises										170
Net cash provided by (used in) investing activities									(30,752)	170
Cash flows from financing activities:
Proceeds from other borrowings									10,000
Purchase of treasury stock										(833)	(927)
Proceeds from sale of treasury shares									27	18	14
Cash dividends paid									(1,569)	(1,446)	(1,200)
Net cash provided by (used in) financing activities									8,458	(2,261)	(2,113)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									3,974	(40)	215
At beginning of year				$ 294				$ 334	294	334	119
At end of year	$ 4,268				$ 294				$ 4,268	$ 294	$ 334